Payments, by Category - USD ($) $ in Thousands		Taxes	Royalties	Fees	Dividends	Total Payments
Total	[1]	$ 136,290	$ 51,150	$ 41,860	$ 11,680	$ 240,980

[1]
All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2023, the Company’s financial year end. The following closing exchange rates were used for the 2023 annual report:
USD/CAD 1.3205; USD/XOF 593.1100; USD/EUR 0.9042; USD/GNF 8,598.53; USD/PEN 3.7106; USD/TRY 29.5280